Stock-Based Compensation - Summary of Company's Restricted Shares of Stock and Unit Awards (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Number Of Shares And Weighted Average Grant Date Fair Value [Abstract]
Outstanding at beginning of period, shares	6,606,833	6,719,298	7,446,955
Granted, shares	3,552,923	3,519,474	3,213,023
Vested, shares	(3,534,770)	(3,270,778)	(3,373,323)
Cancelled, shares	(281,673)	(361,161)	(567,357)
Outstanding at end of period, shares	6,343,313	6,606,833	6,719,298
Outstanding at beginning of period, weighted-average grant-date fair value	$ 48.99	$ 48.17	$ 44.49
Granted, weighted-average grant-date fair value	53.90	50.45	55.03
Vested, weighted-average grant-date fair value	49.28	48.69	46.42
Cancelled, weighted-average grant-date fair value	53.51	50.55	49.07
Outstanding at end of period, weighted-average grant-date fair value	$ 51.38	$ 48.99	$ 48.17